                       SUPPLEMENT DATED DECEMBER 30, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1996
                   AND SUPPLEMENTED THROUGH DECEMBER 30, 1996

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                                PORTFOLIO OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented as follows: Under the heading "Management of the Fund," the third paragraph on Page 16 is deleted and replaced with the following:

        PORTFOLIO MANAGERS. BARTON M. BIGGS, MADHAV DHAR, FRANCINE J. BOVICH AND ANN D. THIVIERGE. Barton M. Biggs has been Chairman and a director of the Adviser since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director of Morgan Stanley Group Inc. and a director and chairman of various registered investment companies to which the Adviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now is a co-head of the Adviser's emerging markets group. He is a portfolio manager of the Fund's Emerging Markets Portfolio, the Emerging Markets and Global Equity Allocation Funds of the Morgan Stanley Fund, Inc., and the Morgan Stanley Emerging Markets Fund, Inc. (a closed-end investment company listed on the New York Stock Exchange). He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Francine Bovich joined the Adviser as a Principal in 1993. She is responsible for product development, portfolio management and communication of the Adviser's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. ("Westwood"), a registered investment adviser. Before joining Westwood, she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management Group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. in Finance from New York University. Ann Thivierge is a Principal of the Adviser. She is a member of the Adviser's asset allocation committee, primarily representing the Total Fund Management team since its inception in 1991. Prior to joining the Adviser in 1986, she spent two years at Edgewood Management Company, a privately held investment management firm. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

                                 --------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       SUPPLEMENT DATED DECEMBER 30, 1996
                        TO PROSPECTUS DATED MAY 1, 1996
                   AND SUPPLEMENTED THROUGH DECEMBER 30, 1996

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect the addition of a Portfolio Manager to the Emerging Markets Portfolio.

    ADDITION OF PORTFOLIO MANAGER. Marianne L. Hay has joined Madhav Dhar as a portfolio manager with primary responsibility for managing the assets of the Emerging Markets Portfolio. Accordingly, the second paragraph on p. 26 of the Prospectus is deleted and replaced with the following paragraph:

    EMERGING MARKETS PORTFOLIO -- MADHAV DHAR AND MARIANNE L. HAY. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now is a co-head of the Adviser's emerging markets group. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has had primary responsibility for managing the Portfolio's assets since its inception. Marianne L. Hay, a Managing Director of Morgan Stanley & Co. Incorporated, is a co-head of the Adviser's emerging markets group and shares, with Mr. Dhar, primary responsibility for managing the Portfolio's assets. She joined the Adviser in June 1993 to work with the Adviser's senior management covering all emerging markets, asset allocation, product development and client services. Ms. Hay has 17 years of investment experience. Prior to joining the Adviser, she was a director of Martin Currie Investment Management, Ltd. where her responsibilities included geographic asset allocation and portfolio management for global and emerging markets funds, as well as being director in charge of the company's North American clients. Prior to her tenure at Martin Currie Investment Management, Ltd. she worked for the Bank of Scotland and the investment management firm of Ivory and Sime plc. She graduated with an honors degree in genetics from Edinburgh University and holds a Diploma in Education and the qualification of the Association of the Institute of Bankers in Scotland.
                                 --------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       SUPPLEMENT DATED DECEMBER 30, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1996
                   AND SUPPLEMENTED THROUGH DECEMBER 30, 1996

                           U.S. REAL ESTATE PORTFOLIO

                                PORTFOLIO OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented as follows: The first sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND POLICIES" on page 10 is deleted and replaced by the following to clarify that the Portfolio can invest in non-U.S. issuers principally engaged in the U.S. real estate industry:

        Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in income producing equity securities of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry.
                                 --------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       SUPPLEMENT DATED DECEMBER 30, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1996
                   AND SUPPLEMENTED THROUGH DECEMBER 30, 1996

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                               MICROCAP PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented as follows: The third sentence in the second paragraph under the heading "INVESTMENT OBJECTIVES AND POLICIES -- THE EQUITY GROWTH PORTFOLIO" on page 13 is deleted and replaced by the following:

        The Adviser's universe of potential investments generally comprises companies with market capitalizations of $500 million or more.
                                 --------------

    On page 19, the first sentence under the heading "FOREIGN INVESTMENT" is deleted and replaced by the following:

    The Portfolios may invest in U.S. dollar-denominated securities of foreign issuers trading in U.S. markets and the Equity Growth, Emerging Growth and Aggressive Equity Portfolios may invest in non-U.S. dollar-denominated securities of foreign issuers.
                                 --------------

    On page 19, the last paragraph under the heading "FOREIGN INVESTMENT" is deleted and replaced by the following:

    Investments in securities of foreign issuers are frequently denominated in foreign currencies and, since the Equity Growth, Emerging Growth and Aggressive Equity Portfolios may also temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolios' assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.
                                 --------------

    On page 19 the first sentence under the heading "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS" is deleted and replaced by the following:

    The Equity Growth, Emerging Growth and Aggressive Equity Portfolios may enter into forward foreign currency exchange contracts ("forward contracts"), that provide for the purchase or sale of an amount of a specified foreign currency at a future date.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 21, 1997
                        TO PROSPECTUS DATED MAY 1, 1996

                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect a change in Portfolio Managers for the Small Cap Value Equity Portfolio. This Supplement supersedes and replaces a previous Supplement dated November 18, 1996.

    Gary D. Haubold has resigned from Morgan Stanley Asset Management Inc. Gary
G. Schlarbaum and William B. Gerlach now have primary responsibility for managing the assets of the Small Cap Value Equity Portfolio. Accordingly, the third full paragraph on Page 18 is deleted and replaced with the following paragraph:

    PORTFOLIO MANAGERS

    Stephen C. Sexauer and Alford E. Zick, Jr. have primary responsibility for managing the Balanced Portfolio and the Value Equity Portfolio and have had such responsibility since the Portfolios' inception in February and January, 1990, respectively. Gary G. Schlarbaum and William B. Gerlach have had primary responsibility for managing the Small Cap Value Equity Portfolio since January, 1997, and November, 1996, respectively.

Additionally, the first full paragraph on Page 19 of the Prospectus is deleted and replaced with the following paragraphs:

    GARY G. SCHLARBAUM. Mr. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum also is a Director of MAS Fund Distribution, Inc. He previously was with First Chicago Investment Advisers and was a Professor at the Krannert Graduate School at Purdue University. Mr. Schlarbaum holds a B.A. in Economics from Coe College and a Ph.D. in Applied Economics from University of Pennsylvania.

    WILLIAM B. GERLACH. Mr. Gerlach joined the Adviser in July 1996 and has worked with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP for the past five years. He assumed responsibility for the MAS Funds Small Cap Value and Mid Cap Value Portfolios in 1996. Previously, he was with Alphametrics Corporation and Wharton Econometric Forecasting Associates. Mr. Gerlach received a B.A. in Economics from Haverford College.
                                 --------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.